UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Mason Capital Partners
Address:  50 Congress St. Suite 843
Boston, MA 02109
13F File Number: 028-10262
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:
Name: Albert D. Mason
Title: Chief Compliance Officer
Phone: 617-228-5190
Signature, Place, and Date of Signing:

Albert Mason, Boston, MA

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1792
Form 13F Information Table Value Total: $393034994
List of Other Included Managers:0
No. 13F File Number Name:  Mason Capital Partners

									Voting Authority
Name of Issuer	Title of Class	Cusip	Title of Class	Value		Shs/ Prin	Shs	Put/  call	Invstmt Dscretn	Other Managers	Sole	Shared	None
Alexandria Real Estate 8.375 pfd Ser C	PFD	15271406	 PFD 	 815,360 		 32,000 			Sole		 815,360 	0	0
Brandywine Realty Trust 7.5 pfd	PFD	105368401	 PFD 	 2,266,959 		 110,100 			Sole		 2,266,959 	0	0
CBL & Associates Inc. 7.75 pfd 	PFD	124830506	 PFD 	 2,101,715 		 102,025 			Sole		 2,101,715 	0	0
Cedar Shopping Centers 8.875 pfd	PFD	150602308	 PFD 	 2,254,177 		 97,499 			Sole		 2,254,177 	0	0
Colonial Cap Trust IV 7.875 pfd	PFD	19560Q203	 PFD 	 987,500 		 50,000 			Sole		 987,500 	0	0
Colonial Properties Trust 8.125 pfd Ser. D	PFD	195872403	 PFD 	 3,113,440 		 127,600 			Sole		 3,113,440 	0	0
Corporate Office Properties Trust 7.5 pfd Ser H	PFD	22002T603	 PFD 	 1,968,358 		 82,600 			Sole		 1,968,358 	0	0
Digital Realty 7.875 pfd Ser B	PFD	253868301	 PFD 	 1,332,923 		 61,425 			Sole		 1,332,923 	0	0
Digital Realty 8.50 pfd Ser A	PFD	253868202	 PFD 	 827,640 		 36,000 			Sole		 827,640 	0	0
First Industrial Realty Trust 7.25 pfd Ser J	PFD	32054K798	 PFD 	 1,661,600 		 80,000 			Sole		 1,661,600 	0	0
Gladstone Commercial Corp. 7.5 pfd Ser B	PFD	376536306	 PFD 	 1,340,580 		 67,029 			Sole		 1,340,580 	0	0
Gladstone Commercial Corp. 7.75 pfd Ser A	PFD	376536207	 PFD 	 177,343 		 8,775 			Sole		 177,343 	0	0
GMX Resources Inc 9.25 pfd Ser B	PFD	38011M405	 PFD 	 1,032,400 		 40,000 			Sole		 1,032,400 	0	0
Highwood Properties 8 pfd Ser B	PFD	431284306	 PFD 	 547,166 		 22,704 			Sole		 547,166 	0	0
Hovnanian Enterprises Inc. 7.625 pfd	PFD	442487112	 PFD 	 420,444 		 41,220 			Sole		 420,444 	0	0
Impac Mortgage Holdings Inc. 9.375 pfd Ser B	PFD	45254P300	 PFD 	 533,750 		 42,700 			Sole		 533,750 	0	0
Kilroy Realty Corp. 7.8 pfd Ser E	PFD	49427F405	 PFD 	 2,205,152 		 100,600 			Sole		 2,205,152 	0	0
Kimco Realty Corp 7.75 pfd Ser G	PFD	49446R844	 PFD 	 1,702,278 		 71,225 			Sole		 1,702,278 	0	0
LBA Realty Fund II WBP Inc. 7.625 pfd	PFD	501777304	 PFD 	 3,594,005 		 204,670 			Sole		 3,594,005 	0	0
Lexington Realty Trust 8.05 pfd	PFD	529043200	 PFD 	 1,149,625 		 54,100 			Sole		 1,149,625 	0	0
Monmouth REIT 7.625 Pfd Ser A	PFD	609720206	 PFD 	 20,720 		 1,000 			Sole		 20,720 	0	0
NBP Cap Trust II 7.85 pfd	PFD	62935R209	 PFD 	 483,120 		 19,800 			Sole		 483,120 	0	0
Old Second Cap Trust I 7.8 pfd	PFD	680280104	 PFD 	 1,064,960 		 106,496 			Sole		 1,064,960 	0	0
PS Business Parks Inc. 7.375 pfd Ser O	PFD	69360J750	 PFD 	 1,066,080 		 48,000 			Sole		 1,066,080 	0	0
Realty Income Corp 6.75 pfd Ser E	PFD	756109708	 PFD 	 2,638,750 		 125,000 			Sole		 2,638,750 	0	0
Scottish RE Group 7.25 pfd	PFD	G73537402	 PFD 	 394,725 		 83,100 			Sole		 394,725 	0	0
Sterling Bank Cap Trust III 8.3 pfd	PFD	85915Q206	 PFD 	 152,830 		 6,200 			Sole		 152,830 	0	0
Urstadt Biddle Properties Inc. 7.5 pfd Ser D	PFD	917286502	 PFD 	 1,891,788 		 81,525 			Sole		 1,891,788 	0	0
Zion Cap Trust 8.0 pfd Ser. B	PFD	989703202	 PFD 	 681,974 		 27,700 			Sole		 681,974 	0	0
Acadia Realty Trust	COM	4239109	 COM 	 3,976,177 		 164,645 			Sole		 3,976,177 	0	0
AMP NZ Office Trust	ADR	609327903	 ADR 	 2,924,217 		 3,262,660 			Sole		 2,924,217 	0	0
B & G Foods Inc.	COM	05508R205	 COM 	 7,114,488 		 376,030 			Sole		 7,114,488 	0	0
Brandywine Realty Trust	COM	105368203	 COM 	 2,781,440 		 164,000 			Sole		 2,781,440 	0	0
Bristol-Myers Squibb Co.	COM	110122108	 COM 	 4,933,719 		 231,630 			Sole		 4,933,719 	0	0
Buckeye Partners LP	UNIT Ltd Part	118230101	 UNIT Ltd Part 	 6,755,033 		 146,530 			Sole		 6,755,033 	0	0
Cherokee Inc.	COM	16444H102	 COM 	 4,309,928 		 128,005 			Sole		 4,309,928 	0	0
Colonial Properties Trust	COM	195872106	 COM 	 3,083,210 		 128,200 			Sole		 3,083,210 	0	0
Cominar REIT	COM	199910100	 COM 	 6,061,328 		 304,930 			Sole		 6,061,328 	0	0
Enel Societa Per Azioni ADS	ADR	29265W108	 ADR 	 6,592,567 		 123,825 			Sole		 6,592,567 	0	0
Enerplus Resources Fund Trust	COM	29274D604	 COM 	 1,867,719 		 43,035 			Sole		 1,867,719 	0	0
Ferrellgas Partners LP	UNIT Ltd Part	315293100	 UNIT Ltd Part 	 6,392,274 		 303,095 			Sole		 6,392,274 	0	0
First Industrial Realty Trust	COM	32054K103	 COM 	 2,662,409 		 86,190 			Sole		 2,662,409 	0	0
Getty Realty Corp.	COM	374297109	 COM 	 2,879,029 		 180,730 			Sole		 2,879,029 	0	0
Gladstone Commercial Corp.	COM	376536108	 COM 	 2,122,031 		 136,465 			Sole		 2,122,031 	0	0
Global Partners LP	UNIT Ltd Part	37946R109	 UNIT Ltd Part 	 2,467,440 		 137,080 			Sole		 2,467,440 	0	0
Huaneng Power ADR	ADR	443304100	 ADR 	 4,339,887 		 142,105 			Sole		 4,339,887 	0	0
Ireland Bank ADR	ADR	46267Q103	 ADR 	 6,577,193 		 108,930 			Sole		 6,577,193 	0	0
Kinder Morgan Energy Partners	UNIT Ltd Part	494550106	 UNIT Ltd Part 	 6,884,377 		 125,880 			Sole		 6,884,377 	0	0
Kinder Morgan Management	COM	49455U100	 COM 	 267,269 		 5,244 			Sole		 267,269 	0	0
Kite Realty Group	COM	49803T102	 COM 	 1,861,370 		 132,955 			Sole		 1,861,370 	0	0
Lakeview Hotel REIT	COM	512223108	 COM 	 243,170 		 79,225 			Sole		 243,170 	0	0
Lakeview Hotel REIT	COM	512223306	 COM 	 1,241,250 		 404,400 			Sole		 1,241,250 	0	0
Lanesborough REIT	COM	515555100	 COM 	 2,250,214 		 486,175 			Sole		 2,250,214 	0	0
Liberty Property Trust	COM	531172104	 COM 	 2,560,509 		 82,305 			Sole		 2,560,509 	0	0
Mack-Cali Realty Corp.	COM	554489104	 COM 	 3,658,847 		 102,460 			Sole		 3,658,847 	0	0
Monmouth Real Estate Investment Corp.	COM	609720107	 COM 	 5,743,334 		 716,126 			Sole		 5,743,334 	0	0
Oneok Partners LP	UNIT Ltd Part	68268N103	 UNIT Ltd Part 	 6,595,825 		 114,710 			Sole		 6,595,825 	0	0
Pembina Pipeline Income Fund	COM	706329109	 COM 	 15,880 		 1,000 			Sole		 15,880 	0	0
Pengrowth Energy Trust	COM	706902509	 COM 	 1,179,807 		 61,770 			Sole		 1,179,807 	0	0
Penn Virginia Resources LP	UNIT Ltd Part	707884102	 UNIT Ltd Part 	 5,580,691 		 223,675 			Sole		 5,580,691 	0	0
Penn West Energy Trust 	COM	707885109	 COM 	 1,498,721 		 53,564 			Sole		 1,498,721 	0	0
PetroChina Ltd ADS	ADR	71646E100	 ADR 	 3,471,087 		 27,700 			Sole		 3,471,087 	0	0
Primaris Retail REIT	COM	74157U109	 COM 	 3,917,309 		 241,600 			Sole		 3,917,309 	0	0
Progress Energy Trust	COM	74326T108	 COM 	 12,925 		 1,000 			Sole		 12,925 	0	0
Ramco Gershenson Properties Trust	COM	751452202	 COM 	 2,691,208 		 127,485 			Sole		 2,691,208 	0	0
Reddy Ice Holdings, Inc.	COM	75734R105	 COM 	 2,882,041 		 221,185 			Sole		 2,882,041 	0	0
Sunoco Logistics Partners LP	UNIT Ltd Part	86764L108	 UNIT Ltd Part 	 6,048,760 		 123,950 			Sole		 6,048,760 	0	0
TC Pipelines, LP	UNIT Ltd Part	87233Q108	 UNIT Ltd Part 	 6,033,257 		 175,080 			Sole		 6,033,257 	0	0
UMH Properties Inc.	COM	903002103	 COM 	 1,647,935 		 166,795 			Sole		 1,647,935 	0	0
Urstadt Biddle Properties	COM	917286106	 COM 	 400,881 		 24,700 			Sole		 400,881 	0	0
Urstadt Biddle Properties	COM	917286205	 COM 	 1,491,283 		 94,805 			Sole		 1,491,283 	0	0
Weingarten Realty Investors	COM	948741103	 COM 	 3,990,046 		 115,855 			Sole		 3,990,046 	0	0
Air Products & Chemicals Inc.	COM	9158106	 COM 	 5,508,960 		 59,880 			Sole		 5,508,960 	0	0
Automatic Data Processing Inc.	COM	53015103	 COM 	 6,524,245 		 153,910 			Sole		 6,524,245 	0	0
Banco Bilbao Vizcaya ADR	ADR	05946K101	 ADR 	 2,026,422 		 92,152 			Sole		 2,026,422 	0	0
Bemis Co. Inc.	COM	81437105	 COM 	 4,277,199 		 168,195 			Sole		 4,277,199 	0	0
Cabela's Inc.	COM	126804301	 COM 	 2,085,768 		 147,300 			Sole		 2,085,768 	0	0
ChinaEdu Corp.	COM	16945L107	 COM 	 1,315,061 		 198,350 			Sole		 1,315,061 	0	0
Colgate-Palmolive Co.	COM	194162103	 COM 	 6,247,213 		 80,185 			Sole		 6,247,213 	0	0
Colonial Bancgroup, Inc.	COM	195493309	 COM 	 19,260 		 2,000 			Sole		 19,260 	0	0
CPL Resources PLC	COM	572383909	 COM 	 1,607,970 		 253,695 			Sole		 1,607,970 	0	0
Energias de Portugal, SA ADR	ADR	268353109	 ADR 	 5,807,847 		 95,450 			Sole		 5,807,847 	0	0
Euronet Worldwide, Inc.	COM	298736109	 COM 	 2,036,167 		 105,720 			Sole		 2,036,167 	0	0
Exxon Mobil Corp.	COM	30231G102	 COM 	 5,898,609 		 69,740 			Sole		 5,898,609 	0	0
Fiserv Inc.	COM	337738108	 COM 	 6,021,589 		 125,215 			Sole		 6,021,589 	0	0
General Electric Co.	COM	369604103	 COM 	 6,722,681 		 181,645 			Sole		 6,722,681 	0	0
General Mills Inc.	COM	370334104	 COM 	 6,694,883 		 111,805 			Sole		 6,694,883 	0	0
Graco, Inc.	COM	384109104	 COM 	 5,104,683 		 140,780 			Sole		 5,104,683 	0	0
Grainger, WW Inc	COM	384802104	 COM 	 6,437,003 		 84,265 			Sole		 6,437,003 	0	0
Grontmij-CVA	ADR	B1Y4GT902	 ADR 	 4,125,162 		 109,893 			Sole		 4,125,162 	0	0
Heineken NV	COM	779255900	 COM 	 1,606,743 		 27,562 			Sole		 1,606,743 	0	0
Heineken NV ADR	ADR	423012202	 ADR 	 4,906,337 		 168,325 			Sole		 4,906,337 	0	0
Hormel Foods Corp.	COM	440452100	 COM 	 4,910,256 		 117,865 			Sole		 4,910,256 	0	0
Infosys Technologies Ltd ADR	ADR	456788108	 ADR 	 2,945,302 		 82,340 			Sole		 2,945,302 	0	0
Johnson & Johnson	COM	478160104	 COM 	 5,146,137 		 79,330 			Sole		 5,146,137 	0	0
Logitech International SA	COM	H50430232	 COM 	 5,984,633 		 235,245 			Sole		 5,984,633 	0	0
Marathon Oil Corp.	COM	565849106	 COM 	 3,546,312 		 77,770 			Sole		 3,546,312 	0	0
Marshall & Ilsley Corp.	COM	571837103	 COM 	 3,010,757 		 129,774 			Sole		 3,010,757 	0	0
Mechel Open Joint Stock Co.	ADR	583840103	 ADR 	 7,307,025 		 64,215 			Sole		 7,307,025 	0	0
Metavante Technologies Inc.	COM	591407101	 COM 	 1,003,158 		 50,183 			Sole		 1,003,158 	0	0
Milacron Inc.	COM	598709301	 COM 	 69,317 		 27,290 			Sole		 69,317 	0	0
Narrowstep, Inc.	COM	631082203	 COM 	 60 		 1,000 			Sole		 60 	0	0
Norfolk & Southern Corp.	COM	655844108	 COM 	 6,218,282 		 114,475 			Sole		 6,218,282 	0	0
Novartis AG ADR	COM	66987V109	 COM 	 5,429,355 		 105,980 			Sole		 5,429,355 	0	0
Omnicom Group	COM	681919106	 COM 	 5,160,887 		 116,815 			Sole		 5,160,887 	0	0
Patriot Coal Corp.	COM	70336T104	 COM 	 1,008,963 		 21,481 			Sole		 1,008,963 	0	0
Peabody Energy	COM	704549104	 COM 	 6,037,125 		 118,375 			Sole		 6,037,125 	0	0
Pepco Holdings Inc.	COM	713291102	 COM 	 4,895 		 198 			Sole		 4,895 	0	0
Praxair, Inc.	COM	74005P104	 COM 	 4,655,813 		 55,275 			Sole		 4,655,813 	0	0
Prosperity Bancshares Inc.	COM	743606105	 COM 	 4,040,487 		 140,980 			Sole		 4,040,487 	0	0
Puget Energy Inc.	COM	745310102	 COM 	 3,088,878 		 119,400 			Sole		 3,088,878 	0	0
Rostelecom Long Distance	ADR	778529107	 ADR 	 4,032,000 		 56,000 			Sole		 4,032,000 	0	0
RyanAir ADR	ADR	783513104	 ADR 	 3,013,828 		 106,571 			Sole		 3,013,828 	0	0
Sanofi-Aventis  ADR	ADR	80105N105	 ADR 	 5,273,619 		 140,480 			Sole		 5,273,619 	0	0
Sasol Ltd ADR	ADR	803866300	 ADR 	 4,088,229 		 84,485 			Sole		 4,088,229 	0	0
SNC-Lavalin Group Inc.	COM	78460T105	 COM 	 5,815,275 		 129,470 			Sole		 5,815,275 	0	0
St. Gobain	COM	738048909	 COM 	 5,223,566 		 63,825 			Sole		 5,223,566 	0	0
State Street Corp.	COM	857477103	 COM 	 4,215,835 		 53,365 			Sole		 4,215,835 	0	0
Toronto Dominion Bank	COM	891160509	 COM 	 5,952,238 		 97,021 			Sole		 5,952,238 	0	0
Total SA ADR	COM	89151E109	 COM 	 6,232,752 		 84,215 			Sole		 6,232,752 	0	0
Tristar Oil & Gas Ltd.	COM	89677E104	 COM 	 40,753 		 2,791 			Sole		 40,753 	0	0
Tullow Oil PLC	ADR	15008907	 ADR 	 6,170,008 		 470,365 			Sole		 6,170,008 	0	0
				393,034,992

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